UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: 4 Orinda Way
         Suite 120-D
         Orinda, CA  94563

13F File Number:  028-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     925-258-5401

Signature, Place, and Date of Signing:

 /s/  Andrew J. McDonald     Orinda, CA     April 24, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $665,910 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BED BATH & BEYOND INC          COM              075896100    60788   943622 SH       SOLE                   943622        0        0
CARDINAL HEALTH INC            COM              14149Y108    29235   702415 SH       SOLE                   702415        0        0
COMCAST CORP NEW               CL A             20030N101    44746  1065888 SH       SOLE                  1065888        0        0
ECOLAB INC                     COM              278865100    66790   832999 SH       SOLE                   832999        0        0
EXPEDITORS INTL WASH INC       COM              302130109    53130  1486999 SH       SOLE                  1486999        0        0
HEINZ H J CO                   COM              423074103      968    13400 SH       SOLE                    13400        0        0
MICROSOFT CORP                 COM              594918104    55334  1934405 SH       SOLE                  1934405        0        0
NEKTAR THERAPEUTICS            COM              640268108      223    20300 SH       SOLE                    20300        0        0
NIKE INC                       CL B             654106103    94147  1595449 SH       SOLE                  1595449        0        0
PAYCHEX INC                    COM              704326107    72614  2071147 SH       SOLE                  2071147        0        0
PROGRESSIVE CORP OHIO          COM              743315103    73196  2896547 SH       SOLE                  2896547        0        0
PROSHARES TR                   PSHS ULTSH 20YRS 74347b201      713    10850 SH       SOLE                    10850        0        0
PROSHARES TR                   SHRT 20+YR TRE   74347X849      221     7400 SH       SOLE                     7400        0        0
RYDEX ETF TRUST                GUG S&P500 EQ WT 78355W106      230     3850 SH       SOLE                     3850        0        0
UNITED PARCEL SERVICE INC      CL B             911312106    19930   232012 SH       SOLE                   232012        0        0
US BANCORP DEL                 COM NEW          902973304      327     9649 SH       SOLE                     9649        0        0
WATERS CORP                    COM              941848103    22472   239295 SH       SOLE                   239295        0        0
WELLS FARGO & CO NEW           *W EXP 10/28/201 949746119      720    60000 SH       SOLE                    60000        0        0
WELLS FARGO & CO NEW           COM              949746101    70126  1895822 SH       SOLE                  1895822        0        0